SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
Advance from customers		$ 525,782		$ 397,886		$ 59,111
Accrued payroll and employee benefits		89,054		89,359		99,342
Accrued interest expenses		148,592		122,135		20,795
Accrued underwriter fees	[1]	1,200,000
Other tax payables (i)			[2]	261	[2]		[3]
Other payable to a former shareholder (ii)			[4]	191,180	[4],[5]		[5]
Others (iii)		161,329	[6]	153,803	[6]	131,159	[7]
Accrued expenses and other current liabilities		$ 2,124,757		$ 944,624		$ 310,407

[1]	On March 18, 2023, the Company entered into a private placement consent agreement with Craft and Lafferty related to the private placement consummated on January 19, 2023 (see Note 10) on the fees of US$
[2]	Other tax payables are mainly value added tax payable.
[3]	Other tax payables are mainly value added tax payable.
[4]	Other payable to a former shareholder was paid in March 2023.
[5]	Other payable to a former shareholder was paid in March, 2023.
[6]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.
[7]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.